Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	325,470,333.27	19,888
Yield Supplement Overcollateralization Amount 11/30/25	21,278,506.59	0
Receivables Balance 11/30/25	346,748,839.86	19,888
Principal Payments	18,088,888.17	491
Defaulted Receivables	515,073.14	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	19,640,180.94	0
Pool Balance at 12/31/25	308,504,697.61	19,375

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.20%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	7,897,040.77	327
Past Due 61-90 days	2,674,862.18	109
Past Due 91-120 days	759,253.80	36
Past Due 121+ days	0.00	0
Total	11,331,156.75	472

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.05%
Delinquency Trigger Occurred	NO

Recoveries	438,795.47
Aggregate Net Losses/(Gains) - December 2025	76,277.67
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	0.76%
Second Prior Net Losses/(Gains) Ratio	0.77%
Third Prior Net Losses/(Gains) Ratio	0.41%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.18%
Weighted Average Contract Rate, Yield Adjusted	10.74%
Weighted Average Remaining Term	35.75

Flow of Funds	$ Amount
Collections	20,343,629.64
Investment Earnings on Cash Accounts	11,379.79
Servicing Fee	(288,957.37)
Transfer to Collection Account	-
Available Funds	20,066,052.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,165,000.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	11,758,933.21
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,724,196.65

Total Distributions of Available Funds	20,066,052.06

Servicing Fee	288,957.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	320,263,630.82
Principal Paid	16,965,635.66
Note Balance @ 01/15/26	303,297,995.16

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2b
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	189,413,630.82
Principal Paid	16,965,635.66
Note Balance @ 01/15/26	172,447,995.16
Note Factor @ 01/15/26	54.5203905%

Class A-4
Note Balance @ 12/15/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	84,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	31,200,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	15,650,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,376,219.75
Total Principal Paid	16,965,635.66
Total Paid	18,341,855.41

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.98385%
Coupon	4.39385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.15000%
Interest Paid	812,900.17
Principal Paid	16,965,635.66
Total Paid to A-3 Holders	17,778,535.83

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3248806
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3327419
Total Distribution Amount	17.6576225

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.5700290
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.6377985
Total A-3 Distribution Amount	56.2078275

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	693.10
Noteholders' Principal Distributable Amount	306.90

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	2,603,351.22
Investment Earnings	7,917.21
Investment Earnings Paid	(7,917.21)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,405,104.34	2,540,903.05	3,316,019.21
Number of Extensions	135	103	138
Ratio of extensions to Beginning of Period Receivables Balance	0.98%	0.70%	0.86%